Thornburg Global Value Fund

Annual Report
September 30, 2001

Letter to shareholders              September 30, 2001

November 15, 2001

William V. Fries, CFA
Portfolio Manager

The fiscal year completed September 30, 2001 was as disappointing for international investors as it was for domestic investors. Fund results for the calendar year-to-date, fiscal year, 3-years and since inception in May of 1998 are shown in the accompanying table. These returns are for investors who held shares from the beginning of each period with all dividends reinvested.

Total return performance as of 9/30/01

                                 A Share                              B SHARES                     C Shares

                          Cal     One     Three    Since      Cal     One     Since         Cal     One       Three    Since
                          YTD     Year    Years    Incept     YTD     Year    Incept        YTD     Year      Years    Incept
Net Asset Value         (20.21)% (21.28)% 12.28%*  4.63%*   (20.72)% (21.86)% (17.36)%*   (20.69)% (21.96)%*  11.29%   3.68%
Max. Offering Price     (23.82)% (24.81)% 10.58%*  3.21%*   (24.68)% (25.76)% (20.15)%*   (21.49)% (21.96)%*  11.29%   3.68%

* Annualized
Past performance cannot guarantee future results.

Inception of Class A and C shares: 5/28/98.
Inception of Class B shares: 4/03/00.

I Shares

                          Last Cal. Qtr     Since Incept.
Net Asset Value              (16.95)%         (14.50)%
Max. Offering Price          (16.95)%         (14.50)%

Past performance cannot guarantee future results.
Inception of Class I shares: 3/30/01.


Investment success during the year was pretty much limited to positions in what proved to be businesses without cyclical characteristics and/or being sensitive to valuations and taking profits when available. Examples would be Coach, China International Marine Container, Michelin and UPM-Kymene. Three holdings were involved in merger activity, with two acquired for nice premiums. The French subsea construction company, Coflexip, was acquired by Technip, which already held a sizeable position in the firm. Apcoa Parking was acquired by the controlling family. The controlling interest in Dykerhoff Cement was contracted for sale at a premium. Unfortunately, public shareholders were not offered the same deal, which is legal under German law.

The slowing U.S. economy has quickly influenced global economic activity. Demand for global industrial commodities, technology equipment of all types as well as consumer goods and services are in a recession. With most markets in a slow growth mode already, China and Eastern Europe excepted, corporate profits continue to disappoint on a broad basis. Through August we had remained optimistic that a U. S. rebound in economic activity was in the making. Even before September 11, it was becoming apparent a rosy scenario would not unfold.

 Among our more important exposures was telecommunications and related technologies. After spending heavily for frequency spectrum and infrastructure, telecommunication service companies have failed to generate anticipated revenue and earnings growth and have proven disappointing investments around the globe. Related businesses have suffered as well. Holdings involving technologies such as mobile communications and smart cards such as Muehlbauer and Gemplus were particularly hard hit. We have added modestly to these positions with the expectation that these markets will ultimately develop as formerly expected. Much seems to depend on the demand for the next generation of mobile communications and its ability to access useful information conveniently. The drivers of demand are not clearly visible but places like Korea, Japan and much of Europe are rolling out services now and should soon give some indication that the industry is back on track. Despite disappointing results, we have retained holdings in Nokia, NTT DoCoMo and Samsung for their promise related to this area.

The tables on this page provide a summary of geographic and industry diversification compared with last year. U. S equities are now less than 6% of the portfolio.

TOP INDUSTRY SECTORS

    9/30/2001                     9/30/2000

    14.3%    Energy              13.2%    Healthcare
    8.1%     Food and Beverage   12.3%    Technology
    8.0%     Banking             10.1%    Energy
    8.0%     Technology           9.6%    Banking
    7.4%     Retail               9.6%    Investment Management and Services

Percentages and holdings can and do vary over time.

Holdings by Country*

                 9/30     9/30
                 2001     2000
UK               14.4%    13.7%
Switzerl          9.1%     8.8%
Germany           8.5%    11.4%
China             7.7%     4.0%
Japan             5.7%     6.8%
United States     5.5%    10.1%
Mexico            5.3%     5.3%
Finland           4.5%     4.0%
Korea             4.1%     1.2%
Spain             3.6%     3.0%
Sweden            3.1%     1.9%
Hungary           3.0%     1.8%
Ireland           2.8%     -
Bermuda           2.8%     1.9%
Austria           2.6%     2.4%
Taiwan            2.5%     2.8%
Italy             2.0%     -
Canada            1.8%     -
India             1.3%     2.0%
Brazil            0.9%     3.7%
France            0.9%     -
Netherlands       -        6.2%
Poland            -        1.9%
Hong Kong         -        1.2%

*  Percentages and holdings can and do vary over time.

Statement of assets and liabilities

Thornburg Global Value Fund                 September 30, 2001

ASSETS
Investments at value (cost $119,459,193) .....................  $ 101,409,727
Cash .........................................................        112,204
Cash denominated in foreign currency (cost $2,408,038) .......      2,395,511
Receivable for fund shares sold ..............................        269,172
Unrealized gain on forward exchange contracts (Note 6) .......        728,416
Dividends receivable .........................................        304,547
Prepaid expenses and other assets ............................         32,003
                  Total Assets ...............................  $ 105,251,580

LIABILITIES
Payable for securities purchased .............................      5,924,527
Payable for fund shares redeemed .............................         51,010
Unrealized loss on forward exchange contracts (Note 6) .......      2,398,634
Payable to investment adviser (Note 3) .......................         83,091
Accounts payable and accrued expenses ........................         42,906
                  Total Liabilities ..........................      8,500,168

NET ASSETS ...................................................  $  96,751,412

NET ASSETS CONSIST OF:
         Undistributed net investment income$ ................        875,851
         Net unrealized appreciation (depreciation) ..........    (19,732,210)
         Accumulated net realized loss .......................     (5,222,953)
         Net capital paid in on shares of beneficial interest     120,830,724
                                                                $  96,751,412
NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share
($56,506,658 applicable to 4,566,810 shares of beneficial
interest outstanding - Note 4) ...............................  $       12.37

Maximum sales charge, 4.50% of offering
price (4.70% of net asset value per share) ...................           0.58
Maximum Offering Price Per Share .............................  $       12.95

Class B Shares:
Net asset value and offering price per share *
($2,569,659 applicable to 211,364 shares of beneficial
interest outstanding - Note 4) ...............................  $       12.16

Class C Shares:
Net asset value and offering price per share*
($26,425,686 applicable to 2,167,566 shares of beneficial
interest outstanding - Note 4) ...............................  $       12.19

Class I Shares:
Net asset value, offering and redemption price per share
($11,249,409 applicable to 907,468 shares of beneficial
interest outstanding - Note 4)                                  $       12.40

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge. See notes to financial statements.

Statement of operations

Thornburg Global Value Fund                 Year Ended September 30, 2001

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $222,309)   $ 1,760,815
Interest income ...........................................       253,272

         Total Income .....................................     2,014,087

EXPENSES
Investment advisory fees (Note 3) .........................       967,462
Administration fees (Note 3)
         Class A Shares ...................................        92,070
         Class B Shares ...................................         2,767
         Class C Shares ...................................        36,628
         Class I Shares ...................................         2,698
Distribution and service fees (Note 3)
         Class A Shares ...................................       184,140
         Class B Shares ...................................        22,131
         Class C Shares ...................................       293,021
Transfer agent fees
         Class A Shares ...................................        83,275
         Class B Shares ...................................        19,805
         Class C Shares ...................................        54,113
         Class I Shares ...................................         9,909
Registration & filing fees
         Class A Shares ...................................        15,399
         Class B Shares ...................................        12,143
         Class C Shares ...................................         9,517
         Class I Shares ...................................         9,220
Custodian fees ............................................       103,255
Professional fees .........................................        13,621
Accounting fees ...........................................        12,215
Trustee fees ..............................................         3,546
Other expenses ............................................        54,531

                  Total Expenses ..........................     2,001,466

Less:
         Expenses reimbursed by investment adviser (Note 3)       (63,813)
         Expenses paid indirectly (Note 3) ................       (16,049)

                  Net Expenses ............................     1,921,604

                  Net Investment Income ...................        92,483



Statement of operations  ... con't

Thornburg Global Value Fund                 Year Ended September 30, 2001

REALIZED AND UNREALIZED GAIN (LOSS) - NOTE 5 Net realized gain (loss) on:
         Investments ....................................      (4,659,946)
         Foreign currency transactions ..................       5,064,386
                                                                  404,440

Net change in unrealized appreciation appreciation (depreciation) on:
         Investments ......................................   (22,178,550)
         Foreign currency translation .....................    (4,124,640)
                                                              (26,303,190)

                  Net Realized and Unrealized
                  Gain (Loss) on Investments ...............  (25,898,750)


                  Net Increase (Decrease) in Net Assets Resulting
                  From Operations .......................... $(25,806,267)


See notes to financial statements.

Statement of changes in net assets

Thornburg Global Value Fund

                                                                  Year Ended          Year Ended
                                                              September 30, 2001   September 30, 2000

NCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income .......................................   $      92,483    $   1,712,255
Net realized gain on investments and foreign currency .......
transactions                                                          404,440        2,858,183
Increase (decrease) in unrealized appreciation (depreciation)
on investments and
foreign currency translation ................................     (26,303,190)       4,919,021

                  Net Increase (Decrease) in Net Assets
                  Resulting from Operations .................     (25,806,267)       9,489,459

DIVIDENDS TO SHAREHOLDERS: ..................................
From net investment income
Class A Shares ..............................................      (4,174,532)      (2,957,271)
         Class B Shares .....................................         (98,060)         (34,855)
         Class C Shares .....................................      (1,448,888)        (799,585)
         Class I Shares .....................................         (66,258)               0

From return of capital ......................................
         Class A Shares                                              (236,939)               0
         Class B Shares .....................................          (7,244)               0
         Class C Shares .....................................         (82,694)               0
         Class I Shares .....................................         (45,212)               0
FUND SHARE TRANSACTIONS - (Note 4) ..........................
         Class A Shares                                               683,009       47,229,032
         Class B Shares .....................................       2,024,286        1,333,025
         Class C Shares .....................................       9,186,880       22,763,764
         Class I Shares .....................................      13,362,735                0

         Net Increase (Decrease) in Net Assets ..............      (6,709,184)      77,023,569

NET ASSETS: .................................................
         Beginning of year                                        103,460,596       26,437,027

         End of year ........................................   $  96,751,412    $ 103,460,596


See notes to financial statements.

Notes to financial statements

Thornburg Global Value Fund                 September 30, 2001

Note 1 - Organization

Thornburg Global Value Fund, hereinafter referred to as the "Fund," is a diversified series of Thornburg Investment Trust (the "Trust"). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing eight series of shares of beneficial interest in addition to those of the Fund: Thornburg Limited Term U.S. Government Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Limited Term Income Fund, Thornburg Florida Intermediate Municipal Fund, Thornburg Value Fund, Thornburg Core Growth Fund and Thornburg New York Intermediate Municipal Fund. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund seeks long-term capital appreciation by investing in both foreign and domestic equity securities selected on a value basis.

The Fund currently offers four classes of shares of beneficial interest, Class A, Class B, Class C and Institutional Class (Class I) shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee,
(ii) Class B shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption, and bear both a service fee and distribution fee, (iii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both a service fee and a distribution fee, (iv) Class I shares are sold at net asset value without a sales charge at the time of purchase and (v) the respective classes have different reinvestment privileges. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to service and distribution fees, administration fees and certain registration and transfer agent expenses. Note 2 - Significant Accounting Policies Significant accounting policies of the Funds are as follows:
Valuation of Securities: In determining net asset value, investments are stated at value based on latest sales prices, normally at 4:00 pm EST reported on national securities exchanges on the last business day of the period. Investments for which no sale is reported are valued at the mean between bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short term obligations having remaining maturities of 60 days or less are valued at amortized cost which approximates market value. Foreign Currency Translation: Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against the U.S. dollar on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the translation date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.
Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carryforwards are used, capital gain distributions may be reduced to the extent provided by regulations. When-Issued and Delayed Delivery
Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on market changes. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records on the trade date.

Notes to financial statements . . . continued

Thornburg Global Value Fund

Dividends: Dividends to shareholders are generally paid quarterly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net realized capital gains, to the extent available, will be distributed at least annually. Distributions to shareholders are based on income tax regulations and therefore, their characteristics may differ for financial statement and tax purposes. General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current share activity of the respective class). Expenses common to all Funds are allocated among the Funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods. Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Note 3 - Investment Advisory Fee and Other Transactions with Affiliates

Pursuant to an investment advisory agreement, Thornburg Management Company, Inc. (the "Adviser") serves as the investment adviser and performs services to the Fund for which the fees are payable at the end of each month. For the year ended September 30, 2001, these fees were payable at annual rates ranging from 7/8 of 1% to 5/8 of 1% of the average daily net assets of the Fund depending on the Fund's asset size. The Fund also has an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the year ended September 30, 2001, the Adviser voluntarily reimbursed certain class specific expenses of $9,977 for Class A shares, $27,103 for Class B shares, $4,906 for Class C shares and $21,827 for Class I shares.

The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of the Fund's shares. For the year ended September 30, 2001, the Distributor has advised the Fund that it earned net commissions aggregating $27,010 from the sale of Class A shares of the Fund, and collected contingent deferred sales charges aggregating $7,005 from redemptions of Class B and Class C shares of the Fund.

Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser an amount not to exceed 1/4 of 1% per annum of its average net assets attributable to each class of shares of the Fund for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own resources additional expenses for distribution of the Fund's shares.

The Fund has also adopted Distribution Plans pursuant to Rule 12b-1, applicable only to the Fund's Class B and Class C shares under which the Fund compensates the Distributor for services in promoting the sale of Class B and Class C shares of the Fund at an annual rate of up to 3/4 of 1% of the average daily net assets attributable to Class B and Class C shares. Total fees incurred by each class of shares of the Fund under their respective Service and Distribution Plans for the year ended September 30, 2001 are set forth in the statement of operations.

Included in the statement of operations under the caption custodian fees are expense offsets of $16,049 arising from credits on cash balances maintained on deposit.

Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

Notes to financial statements . . . continued

Thornburg Global Value Fund

Note 4 - Shares of Beneficial Interest

At September 30, 2001 there were an unlimited number of shares of beneficial interest authorized. Sales of Class I shares of the Global Value Fund commenced March 30, 2001. Sales of Class B shares commenced April 3, 2000. Transactions in shares of beneficial interest were as follows:

                                                  Year Ended                        Year Ended
                                             September 30, 2001                  September 30, 2000
                                               Share         Amount             Share          Amount
Class A Shares
Shares sold .........................       7,838,792    $ 119,043,640        3,812,542    $  65,442,461
Shares issued to shareholders in
         reinvestment of dividends ..         275,777        4,284,178          167,831        2,857,198
Shares repurchased ..................      (8,118,162)    (122,644,809)      (1,201,888)     (21,070,627)

Net Increase (Decrease) .............          (3,593)   $     683,009        2,778,485    $  47,229,032

Class B Shares
Shares sold .........................         138,208    $   2,083,815           78,179    $   1,348,857
Shares issued to shareholders
         in reinvestment of dividends           6,546          100,336            2,023           33,664
Shares repurchased ..................         (10,628)        (159,865)          (2,964)         (49,496)

Net Increase ........................         134,126    $   2,024,286           77,238    $   1,333,025

Class C Shares
Shares sold .........................         919,550    $  13,870,256        1,330,647    $  22,710,579
Shares issued to shareholders
         in reinvestment of dividends          86,121        1,323,505           41,138          691,062
Shares repurchased ..................        (422,363)      (6,006,881)         (38,739)        (637,877)

Net Increase ........................         583,308    $   9,186,880        1,333,046    $  22,763,764

Class I Shares
Shares sold .........................         967,671    $  14,274,632             --               --
Shares issued to shareholders
         in reinvestment of dividends           7,326          109,370             --               --
Shares repurchased ..................         (67,529)      (1,021,267)            --               --

Net Increase ........................         907,468    $  13,362,735             --               --

Notes to financial statements . . . continued

Thornburg Global Value Fund

Note 5 - Securities Transactions

For the year ended September 30, 2001 the Fund had purchase and sale transactions of investment securities (excluding short term securities) of $86,104,730 and $63,251,624, respectively. The cost of investments for Federal income tax purpose is $119,782,240 for the Fund.
At September 30, 2001, net unrealized depreciation of investments was $18,372,513 resulting from $4,143,659 gross unrealized appreciation and $22,516,172 gross unrealized depreciation. At September 30, 2001, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:
         Capital loss carryovers expiring in:
         2007              $   119,008
         2008                  272,996
         2009                  917,688
                           $ 1,309,692

As of September 30, 2001 the Fund had deferred currency and capital losses occuring subsequent to October 30, 2000 of $4,266,338. For tax purposes, such losses will be reflected in the year ending September 30, 2002.

Note 6 - Financial Instruments with Off-Balance Sheet Risk

During the year ended September 30, 2001, the Fund was a party to financial instruments with off-balance sheet risks, primarily currency forward exchange contracts. A forward exchange contract is an agreement between two parties to exchange different currencies at a specified rate at an agreed upon future date. These contracts are purchased in order to minimize the risk to the Fund with respect to it's foreign stock transactions from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign stock transactions. These instruments may involve market risks in excess of the amount recognized on the Statement of Assets and Liabilities. Such risks would arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency value and interest rates and contract positions that are not exact offsets. These contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the dates of entry into the contract.

Financial highlights

Thornburg Global Value Fund

                                                                      Year Ended September 30,            September 30,
                                                                 2001           2000            1999         1998(a)
Class A Shares:
Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year ...................   $       16.64  $       12.95  $        9.79  $       11.94

Income from investment operations:
                  Net investment income (loss) .......            0.03           0.44           0.12           0.03
                  Net realized and unrealized
                    gain (loss) on investments .......           (3.39)          4.03           3.18          (2.15)


Total from investment operations .....................           (3.36)          4.47           3.30          (2.12)
Less dividends from:
                  Net investment income ..................       (0.86)         (0.78)         (0.14)         (0.03)
                  Return of capital .................            (0.05)
Change in net asset value ............................           (4.27)          3.69           3.16          (2.15)

Net asset value, end of year .........................   $       12.37  $       16.64  $       12.95  $        9.79

Total Return (b) .....................................          (21.28)%        34.42%         33.79%        (17.80)%

Ratios/Supplemental Data Ratios to average net assets:
             Net investment income ...................            0.22%          2.61%          1.07%          1.04% (c)
                  Expenses, after expense reductions .            1.54%          1.53%          1.63%          1.63% (c)
    Expenses, before expense reductions ..............            1.56%          1.55%          1.93%          2.88% (c)

Portfolio turnover rate ..............................           61.05%         86.13%         58.09%         44.66%

Net assets at end of year (000) ......................   $       56,507  $      76,070  $      23,202     $   7,440


(a) Fund commenced operations on May 28, 1998.
(b) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(c) Annualized
+ Based on weighted average shares outstanding

Financial highlights . . . continued

Thornburg Global Value Fund

                                                     Year Ended        Period Ended
                                                     September 30,     September 30,
                                                          2001            2000 (a)

Class B Shares:
Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of period ...............   $      16.44  $      17.62

Income from investment operations:
                  Net investment income (loss) .....          (0.06)         0.14
                  Net realized and unrealized
                     gain (loss) on investments ....          (3.36)        (0.79)
Total from investment operations ...................          (3.42)        (0.65)
Less dividends from:
                  Net investment income ............          (0.82)        (0.53)
                  Return of capital ................          (0.04)          --


Change in net asset value ..........................          (4.28)        (1.18)
Net asset value, end of period .....................   $      12.16  $      16.44

Total Return (b) ...................................         (21.86)%       (3.73)%
Ratios/Supplemental Data
Ratios to average net assets:
                  Net investment income (loss) .....          (0.39)%        1.63% (c)
                  Expenses, after expense reductions           2.40%         2.38% (c)
Expenses, before expense reductions ................           3.62%         6.08% (c)

Portfolio turnover rate ............................          61.05%        86.13%

Net assets at end of period (000) ..................    $      2,570     $  1,270



(a) Effective date of Class B shares was April 3, 2000.
(b) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(c) Annualized
 Based on weighted average shares outstanding

Financial highlights . . . continued

Thornburg Global Value Fund

                                                                             Year Ended               Period Ended
                                                                            September 30,             September 30,
                                                                  2001          2000          1999      1998(a)

Class C Shares:
Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year ...................   $       16.49  $       12.88  $       9.77  $    11.94

Income from investment operations:
                  Net investment income (loss) .......           (0.08)          0.38          0.04        0.01
                  Net realized and unrealized
                gain (loss) on investments ...........           (3.37)          3.91          3.14       (2.17)


Total from investment operations .....................           (3.45)          4.29          3.18       (2.16)
Less dividends from:
                  Net investment income ..............           (0.81)         (0.68)        (0.07)      (0.01)
                  Return of capital ..................           (0.04)

Change in net asset value ............................           (4.30)          3.61          3.11       (2.17)

Net asset value, end of year .........................   $       12.19  $       16.49  $      12.88  $     9.77

Total Return (b) .....................................          (21.96)%        33.20%        32.59%     (18.12)%

Ratios/Supplemental Data Ratios to average net assets:
             Net investment income (loss) ............           (0.51)%         2.25%         0.11%      (0.02)%(c)
                  Expenses, after expense reductions .            2.37%          2.37%         2.38%       2.38%(c)
                  Expenses, before expense reductions             2.39%          2.43%         3.63%      11.91%(c)

Portfolio turnover rate ..............................           61.05%         86.13%        58.09%      44.66%

Net assets at end of year (000) .....................$          26,426  $      26,120   $      3,235  $     577


(a) Effective date of Class C shares was May 28, 1998.
(b) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year..
(c) Annualized
 Based on weighted average shares outstanding

Financial highlights . . . continued

Thornburg Global Value Fund

                                                            Period Ended
                                                            September 30,
                                                                2001(a)
Class I Shares:
Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of period .................   $       14.63

Income from investment operations:
                  Net investment income ..............            0.11
                  Net realized and unrealized
                     gain (loss) on investments ......           (2.21)

Total from investment operations .....................           (2.10)

Less dividends from:
                  Net investment income ..............           (0.08)

                  Return of capital ..................           (0.05)

Change in net asset value ............................           (2.23)

Net asset value, end of period .......................   $       12.40

Total Return .........................................          (14.50)%

Ratios/Supplemental Data Ratios to average net assets:
                  Net investment income ..............            1.57% (b)
                  Expenses, after expense reductions .            0.97% (b)
Expenses, before expense reductions ..................            1.38% (b)

Portfolio turnover rate ..............................           61.05%

Net assets at end of period (000) ....................   $       11,249



(a) Effective date of Class I shares was March 30, 2001.
(b) Annualized
 Based on weighted average shares outstanding.


Schedule of investments

Thornburg Global Value Fund                 September 30, 2001

CUSIPS: Class A - 885-215-657, Class B - 885-215-616, Class C - 885-215-640,
Class I - 885-215-566 NASDAQ Symbols: Class A - TGVAX, Class B - THGBX
(proposed)*, Class C -THGCX**, Class I - TGVIX (proposed) *The proposed Class B symbol (TGVBX) has been changed to THGBX.
**The proposed Class C symbol (TGVCX) has been changed to THGCX.           Shares                Value


COMMON STOCKS--83.70%
AIRPORTS (4.00%)
Flughafen Wien AG                                                          89,689             $ 2,447,827
Fraport AG                                                                 92,400               1,921,425
AUTOMOBILES (1.80%)
Hyundai Motor Co.                                                          293,400              1,936,440
BANKS (7.50%)
Banco Popular                                                              100,000              3,458,189
Bank Of Ireland                                                            332,200              2,630,171
OTP Bank  GDR                                                              42,500               2,008,125
BIOTECHNOLOGY (0.70%)
Bachem AG                                                                  20,200               723,925
BUILDING MATERIALS (4.70%)
Cemex SA                                                                   115,000              2,362,100
Dyckerhoff AG Preferred                                                    200,000              2,711,948
CAPITAL EQUIPMENT (1.80%)
Embraer                                                                    252,600              793,805
Muhlbauer Holding AG                                                       47,512               1,145,814
CONSUMER ELECTRONICS (2.20%)
Canon Inc                                                                  85,000               2,331,600
DEFENSE (2.00%)
BAE Systems                                                                449,700              2,188,328
FOOD & BEVERAGES (7.60%)
Cadbury Schweppes                                                          486,200              3,155,783
Kraft Foods Inc.                                                           86,500               2,973,005
OYJ Hartwall ABP                                                           117,150              2,078,940
HEALTHCARE PRODUCTS (1.90%)
Smith & Nephew                                                             398,300              2,020,184
INSURANCE (2.50%)
Annuity and Life Re Holdings                                               80,000               2,716,000
INVESTMENT MANAGEMENT & BROKERAGE (4.60%)
Deutsche Boerse AG                                                         58,700               2,068,419
Julius Baer Hldg                                                           9,700                2,885,906
OIL & GAS (12.70%)
Alberta Energy LTD                                                         56,100               1,904,103
CNOOC Ltd                                                                  130,000              2,600,000
ENI                                                                        160,300              1,988,358
PetroChina Co.  ADR                                                        95,000               1,822,100
Shell Transport & Trading                                                  390,000              2,924,127
Unocal Corp.                                                               75,000               2,437,500
OIL & GAS SERVICES (0.80%)
Coflexip SA                                                                10,000               815,200
PHARMACEUTICALS (4.20%)
Novartis AG                                                                91,200               3,549,504
Richter Gedeon                                                             17,500               973,808
RETAIL (6.90%)
Fast Retailing                                                             10,000               1,123,228
Tesco PLC                                                                  979,490              3,686,391
Walmart De Mexico                                                          1,285,000            2,686,708
TECHNOLOGY - SEMI CONDUCTORS & EQUIPMENT (5.60%)
ASE Test +                                                                 65,000               500,500
ASM Pacific                                                                550,000              638,182
Gemplus International +                                                    401,300              894,747
Gemplus Intl SA +                                                          40,000               183,200
Samsung Electronics                                                        18,000               1,932,516
Taiwan Semiconductor +                                                     1,394,400            1,886,945
TELECOMMUNICATION SERVICES (4.70%)
BCE Emergis Inc. +                                                         95,500               1,762,807
China Unicom +                                                             1,000,000            1,076,992
NTT DoCoMo                                                                 165                  2,228,420
TELECOMMUNICATION EQUIPMENT (2.00%)
Nokia Corp.                                                                135,200              2,115,880
SCIENTIFIC INSTRUMENTS (1.50%)
Leica Geosystems +                                                         9,456                1,606,772
TOBACCO (2.80%)
Swedish Match AB                                                           585,378              2,987,825
CLOSED END FUNDS (1.20%)
India Fund Inc. +                                                          167,300              1,326,689

TOTAL COMMON STOCKS (Cost $108,259,902)                                                         90,210,436

COMMERCIAL PAPER--10.40%
COMMERCIAL PAPER (10.40%)
American General Finance, 3.20% due 10/1/2001                              2,300,000            2,300,000
American General Finance, 3.05% due 10/2/2001                              900,000              899,924
Wells Fargo Financial, 2.85% due 10/2/2001                                 8,000,000            7,999,367

TOTAL COMMERCIAL PAPER (Cost $11,199,291)                                                       11,199,291


TOTAL INVESTMENTS   (Cost $119,459,193)                                                      $ 101,409,727

         +Non-income producing.
         See notes to financial statements.

REPORT OF INDEPENDENT ACCOUNTANTS

Thornburg Global Value Fund

To the Trustees and Shareholders of
Thornburg Investment Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Thornburg Global Value Fund series of Thornburg Investment Trust (the "Fund") at September 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the period ended September 30, 1998 were audited by other independent accountants whose report dated October 23, 1998 expressed an unqualified opinion on those financial highlights.


PricewaterhouseCoopers LLP

New York, New York
November 8, 2001

Index Comparison

Thornburg Global Value Fund

Index Comparison
Compares performance of Thornburg Global Value Fund and Morgan Stanley Capital International Europe, Australia and Far East Index for the period May 28, 1998 to September 30, 2001. Past performance of the

Index and the Fund may not be indicative of future performance.

Global Value Fund A Shares

Class A Shares
Average Annual Total Returns (at max. offering price) (periods ending 9/30/01) Since inception (5/28/98) 3.21%
Three years               10.58%
One year                 (24.81)%

MSCI EAFE
 Global Value Fund C Shares

Class C Shares
Average Annual Total Returns (periods ending 9/30/01)
Since inception (5/28/98)  3.68%
One year                 (21.96)%

NOTES

Thornburg Global Value Fund

Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200



This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.